JPMORGAN INSURANCE TRUST

245 Park Avenue

New York, N.Y. 10167

November 26, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Insurance Trust (“Trust”) on behalf of the

JPMorgan Insurance Trust International Equity Portfolio and

JPMorgan Insurance Trust Small Cap Equity Portfolio (the “Portfolios”)

File Nos. 811-7874 and 333-66080

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (1933 Act”), and Rule 385(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 31 (Amendment No. 32 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register the new Class 1 Shares for the Portfolios, which are in a stand-alone prospectus for the Portfolios.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary